Right-of-Use Assets - Schedule of Right-of-Use Assets (Details) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right-of-Use Assets - Schedule of Right-of-Use Assets (Details) [Line Items]
Balance, beginning of period		$ 2,538,447	$ 2,078,599	$ 2,413,720
Additions	[1]		602,172
Depreciation		(172,332)	(142,324)	(198,291)
Modification of lease	[2]			(136,830)
Balance, end of period		$ 2,366,115	$ 2,538,447	$ 2,078,599

[1]	In April 2022, the Company entered into a lease for its head office for a term of 5 years.
[2]	On December 31, 2021, the Company entered into a 99-year lease for the 1001 East Delavan facility in exchange for a one-time prepayment of $2.3 million. This long-term lease is treated as a lease modification of the current lease. This right-of-use asset is depreciated over 40 years. The lease for this right-of-use assets has been modified because of the prepayment as the Company has acquired the premises under a long-term lease.